Organizational and Basis of Presentation - Schedule of Reorganization of Entities under the Common Control of its then-Existing Shareholders (Details)	6 Months Ended
Jun. 30, 2026
Pheton (BVI) Ltd [Member]
Schedule of Reorganization of Entities under the Common Control of its then-Existing Shareholders [Line Items]
Date of incorporation	Nov. 22, 2022
Place of incorporation	British Virgin Islands
Ownership	100
Principle activities	Investment holding
Pheton (HK) Limited [Member]
Schedule of Reorganization of Entities under the Common Control of its then-Existing Shareholders [Line Items]
Date of incorporation	Dec. 14, 2022
Place of incorporation	Hong Kong
Ownership	100
Principle activities	Investment holding
Beijing Jinruixi Medical Technology Co., Ltd. [Member]
Schedule of Reorganization of Entities under the Common Control of its then-Existing Shareholders [Line Items]
Date of incorporation	Mar. 15, 2023
Place of incorporation	Mainland China
Ownership	100
Principle activities	Investment holding
Beijing Feitian Zhaoye Technology Co., Ltd. [Member]
Schedule of Reorganization of Entities under the Common Control of its then-Existing Shareholders [Line Items]
Date of incorporation	Dec. 17, 1998
Place of incorporation	Mainland China
Ownership	100
Principle activities	Healthcare solution
Mili (Jiangsu) Medical Technology Co., Ltd. [Member]
Schedule of Reorganization of Entities under the Common Control of its then-Existing Shareholders [Line Items]
Date of incorporation	May 28, 2025
Place of incorporation	Mainland China
Ownership	60
Principle activities	Healthcare solution
iTonic Corporation [Member]
Schedule of Reorganization of Entities under the Common Control of its then-Existing Shareholders [Line Items]
Date of incorporation	Feb. 11, 2025
Place of incorporation	U.S. Delaware
Ownership	51
Principle activities	Healthcare solution